T. ROWE PRICE Retirement 2055 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  45,914 11,437 5,177 6,617,095 53,665
U.S. Treasury Long-Term Index
Fund  29,189 1,935 3,669 3,999,933 29,639
International Bond Fund (USD
Hedged)  15,899 4,668 1,929 2,185,087 18,857
Dynamic Global Bond Fund  8,972 2,814 1,253 1,375,668 10,304
Limited Duration Inflation Focused
Bond Fund  1,115 50 — 245,928 1,156
Total Bond Funds (Cost $120,212) 113,621
EQUITY FUNDS 98.3%
T. Rowe Price Funds:
Value Fund  1,668,348 273,885 135,364 38,310,930 2,023,200
Growth Stock Fund  1,571,633 464,333 114,229 17,609,479 1,823,462
International Value Equity Fund  939,234 67,610 116,835 42,286,871 1,125,677
Equity Index 500 Fund  1,080,475 90,260 187,991 6,068,714 1,085,207
U.S. Large-Cap Core Fund  1,104,601 138,632 223,073 23,993,396 1,068,186
Overseas Stock Fund  883,641 49,388 87,214 57,507,716 1,023,637
Real Assets Fund  683,815 71,945 160,946 39,469,598 828,467
International Stock Fund  745,856 111,012 71,826 35,986,337 811,132
Emerging Markets Discovery Stock
Fund  309,541 29,969 43,229 19,772,734 412,459
Mid-Cap Value Fund  349,345 31,669 35,509 11,147,938 397,313
Emerging Markets Stock Fund  269,951 19,988 29,533 7,308,222 369,358
Mid-Cap Growth Fund  379,712 35,978 63,307 3,604,355 364,869
New Horizons Fund (2) 148,896 83,167 18,886 3,948,644 225,586
Small-Cap Value Fund  208,378 28,234 39,753 3,936,758 219,277
Small-Cap Stock Fund  193,836 19,074 18,190 3,517,678 219,081
Total Equity Funds (Cost $8,459,957) 11,996,911
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,516 228,176 228,328 13,885 1,342
Total Other Mutual Funds (Cost $1,348) 1,342
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds  0.7%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 58,936 484,804 461,002 82,737,914 82,738

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 10,000,000 9,927
Total Short-Term Investments (Cost $92,664) 92,665
Total Investments in Securities 100.0%
(Cost $8,674,181) $ 12,204,539
Other Assets Less Liabilities (0.0)% (5,047)
Net Assets 100.0% $ 12,199,492
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 524 MSCI EAFE Index contracts 3/26 (82,926) $ (3,510)
Short, 131 Russell 2000 E-Mini Index contracts 3/26 (17,257) (516)
Long, 180 S&P 500 E-Mini Index contracts 3/26 62,001 (247)
Net payments (receipts) of variation margin to date 4,507
Variation margin receivable (payable) on open futures contracts $ 234

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (23) $ (229) $ 318
Emerging Markets Discovery Stock Fund  6,151 116,178 18,915
Emerging Markets Stock Fund  1,723 108,952 6,270
Equity Index 500 Fund  71,067 102,463 10,575
Growth Stock Fund  245,883 (98,275) 1,945
International Bond Fund (USD Hedged)  (50) 219 537
International Stock Fund  60,836 26,090 22,846
International Value Equity Fund  30,362 235,668 33,797
Limited Duration Inflation Focused Bond Fund  — (9) 50
Mid-Cap Growth Fund  22,229 12,486 2,672
Mid-Cap Value Fund  16,891 51,808 7,694
New Horizons Fund  19,982 12,409 —
New Income Fund  (141) 1,491 1,744
Overseas Stock Fund  19,175 177,822 26,483
Real Assets Fund  24,986 233,653 28,718
Small-Cap Stock Fund  16,184 24,361 1,511
Small-Cap Value Fund  22,571 22,418 3,294
Transition Fund  (738) (22) 108
U.S. Large-Cap Core Fund  96,225 48,026 12,292
U.S. Treasury Long-Term Index Fund  (609) 2,184 911
Value Fund  84,009 216,331 28,491
U.S. Treasury Money Fund, 3.76% — — 1,836
Totals $ 736,713# $ 1,294,024 $ 211,007+
# Capital gain distributions from underlying Price funds represented $503,583 of the net realized gain (loss).
+ Investment income comprised $211,007 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2055 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2055 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F164-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 113,621 $ — $ — $ 113,621
Equity Funds 11,996,911 — — 11,996,911
Other Mutual Funds 1,342 — — 1,342
Short-Term Investments 82,738 9,927 — 92,665
Total $ 12,194,612 $ 9,927 $ — $ 12,204,539
Liabilities
Futures Contracts* $ 4,273 $ — $ — $ 4,273
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.